Note 10. Debt and Capital Lease Obligations (Convertible Note Derivatives) (Details) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Jan. 31, 2015 USD ($) $ / shares	Jan. 29, 2015 USD ($)	Jan. 27, 2015 USD ($) d $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($)	Dec. 20, 2013 USD ($) $ / shares shares
Debt Instrument [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants | shares					82.1
Derivative Asset, Current				$ 880.0
Derivative Liability, Current				753.3
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments					$ 761.7
Debt Instrument, Face Amount				$ 6,992.3	3,565.8
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 14.62
Payments of Financing Costs				$ 152.1	$ 87.4	$ 42.3
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 37.21
Debt Instrument, Face Amount							$ 600.0
Debt Instrument, Interest Rate, Stated Percentage							0.25%
Proceeds from Issuance of Long-term Debt				584.5
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 26.87
Convertible Preferred Stock, Shares Issued upon Conversion | shares							22.3
Margin Term Loan [Member] | Margin Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 410.0
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Derivative, Gain (Loss) on Derivative, Net				$ 499.4
2018 Senior Notes [Member] | Note Hedge Derivative [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 14.62
2018 Senior Notes [Member] | Warrant Options [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				18.35
2021 Senior Notes [Member] | Note Hedge Derivative [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				14.62
2021 Senior Notes [Member] | Warrant Options [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 18.93
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Closing Stock Price			98.00%
Debt Instrument, Face Amount			$ 460.0
Debt Instrument, Interest Rate, Stated Percentage			2.375%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 25.25
Payments for Derivative Instrument, Financing Activities	$ 37.6
Proceeds from Issuance of Debt			$ 447.9
Debt Instrument, Convertible, Threshold Consecutive Trading Days			20 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			130.00%
Debt Instrument, Convertible, Threshold Trading Days | d			10
Debt Instrument, Convertible, Conversion Cap Price | $ / shares	$ 32.72
Debt Instrument, Convertible, Stock Price Trigger | $ / shares	$ 25.25
Debt Instrument, Redemption Price, Percentage			100.00%
Subsequent Event [Member] | Margin Term Loan [Member] | Margin Loan Agreement [Member]
Debt Instrument [Line Items]
Payments of Financing Costs		$ 10.9